BlackRock Equity Dividend V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
Airbus SE ........................ 17,920 $ 2,393,530
BAE Systems plc ................... 347,685 4,205,646
L3Harris Technologies, Inc. ............ 14,319 2,809,961
9,409,137
Automobile Components — 0.5%
Lear Corp. ....................... 12,197 1,701,360
Automobiles — 1.8%
General Motors Co. ................. 161,648 5,929,249
Banks — 10.1%
Bank of America Corp. ............... 71,272 2,038,379
Citigroup, Inc. ..................... 183,104 8,585,747
Citizens Financial Group, Inc. .......... 57,364 1,742,145
First Citizens BancShares , Inc., Class A .... 6,111 5,946,614
JPMorgan Chase & Co. .............. 40,301 5,251,623
Wells Fargo & Co. .................. 238,912 8,930,530
32,495,038
Beverages — 1.0%
Constellation Brands, Inc., Class A ....... 13,880 3,135,353
Capital Markets — 1.6%
Carlyle Group, Inc. (The)
(a)
............. 41,716 1,295,699
Charles Schwab Corp. (The) ........... 13,911 728,658
Intercontinental Exchange, Inc.
(a)
........ 11,017 1,148,963
Raymond James Financial, Inc.
(a)
........ 19,733 1,840,497
5,013,817
Chemicals — 1.0%
PPG Industries, Inc. ................. 23,716 3,167,983
Communications Equipment — 2.3%
Cisco Systems, Inc. ................. 140,613 7,350,545
Consumer Staples Distribution & Retail — 2.6%
Dollar General Corp. ................ 25,711 5,411,137
Walmart, Inc. ...................... 19,657 2,898,425
8,309,562
Containers & Packaging — 1.3%
Sealed Air Corp. ................... 89,507 4,109,266
Diversified Telecommunication Services — 2.0%
AT&T, Inc. ........................ 137,860 2,653,805
Verizon Communications, Inc. .......... 93,316 3,629,059
6,282,864
Electric Utilities — 1.6%
American Electric Power Co., Inc. ........ 17,831 1,622,443
Exelon Corp.
(a)
..................... 40,611 1,701,195
PG&E Corp.
(b)
..................... 107,632 1,740,409
5,064,047
Entertainment — 0.8%
Activision Blizzard, Inc. ............... 29,717 2,543,478
Financial Services — 3.4%
Apollo Global Management, Inc. ......... 23,362 1,475,544
Equitable Holdings, Inc. .............. 45,239 1,148,618
Fidelity National Information Services, Inc. .. 97,226 5,282,288
Visa, Inc., Class A
(a)
................. 12,617 2,844,629
10,751,079
Security
Shares
Shares Value
Food Products — 2.6%
Kraft Heinz Co. (The) ................ 194,276 $ 7,512,653
Mondelez International, Inc., Class A ...... 13,102 913,471
8,426,124
Ground Transportation — 0.5%
Union Pacific Corp. ................. 8,338 1,678,106
Health Care Equipment & Supplies — 7.5%
Baxter International, Inc. .............. 170,244 6,905,097
Koninklijke Philips NV ................ 207,620 3,813,335
Medtronic plc ..................... 104,109 8,393,267
Zimmer Biomet Holdings, Inc. .......... 38,887 5,024,200
24,135,899
Health Care Providers & Services — 7.8%
AmerisourceBergen Corp. ............. 11,046 1,768,575
Cardinal Health, Inc.
(a)
................ 56,440 4,261,220
Cigna Group (The) .................. 15,271 3,902,199
Elevance Health, Inc. ................ 9,710 4,464,755
Humana, Inc. ..................... 6,771 3,287,050
Laboratory Corp. of America Holdings ..... 31,579 7,244,854
24,928,653
Household Durables — 2.1%
Newell Brands, Inc.
(a)
................ 137,870 1,715,103
Panasonic Holdings Corp. ............. 393,000 3,516,216
Sony Group Corp. .................. 17,600 1,603,068
6,834,387
Industrial Conglomerates — 0.4%
Siemens AG (Registered) ............. 8,499 1,376,871
Insurance — 6.6%
Allstate Corp. (The) ................. 17,568 1,946,710
American International Group, Inc. ....... 135,018 6,799,507
Fidelity National Financial, Inc., Class A .... 94,860 3,313,460
First American Financial Corp. .......... 5,890 327,837
Prudential plc ..................... 193,868 2,654,370
Willis Towers Watson plc .............. 26,131 6,072,322
21,114,206
Interactive Media & Services — 0.9%
Alphabet, Inc., Class A
(b)
.............. 26,887 2,788,988
IT Services — 2.4%
Cognizant Technology Solutions Corp., Class A 125,731 7,660,790
Machinery — 1.4%
Fortive Corp. ...................... 12,372 843,399
Komatsu Ltd. ..................... 136,100 3,378,702
Pentair plc ....................... 3,796 209,805
4,431,906
Media — 2.9%
Comcast Corp., Class A .............. 165,450 6,272,210
Fox Corp., Class A
(a)
................. 87,741 2,987,581
9,259,791
Multi-Utilities — 1.5%
Public Service Enterprise Group, Inc. ..... 48,004 2,997,850
Sempra Energy .................... 12,747 1,926,836
4,924,686
Oil, Gas & Consumable Fuels — 8.7%
BP plc .......................... 1,590,877 10,055,178
ConocoPhillips .................... 13,460 1,335,367
Enterprise Products Partners LP
(a)
....... 293,185 7,593,491
EQT Corp. ....................... 102,673 3,276,295
Hess Corp. ....................... 18,014 2,383,973

BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Shell plc ......................... 111,122 $ 3,166,822
27,811,126
Personal Care Products — 2.1%
Unilever plc, ADR
(a)
................. 132,912 6,902,120
Pharmaceuticals — 6.2%
AstraZeneca plc ................... 26,279 3,641,070
Bayer AG (Registered) ............... 87,121 5,565,430
Eli Lilly & Co. ..................... 5,391 1,851,377
Novo Nordisk A/S, ADR .............. 12,277 1,953,762
Sanofi .......................... 62,291 6,757,248
19,768,887
Professional Services — 3.2%
Leidos Holdings, Inc. ................ 50,929 4,688,524
SS&C Technologies Holdings, Inc. ....... 98,412 5,557,325
10,245,849
Software — 2.0%
Microsoft Corp. .................... 22,632 6,524,806
Specialty Retail — 0.4%
Ross Stores, Inc. ................... 13,197 1,400,598
Technology Hardware, Storage & Peripherals — 1.3%
Samsung Electronics Co. Ltd., GDR
(c)(d)
.... 3,285 4,050,943
Textiles, Apparel & Luxury Goods — 0.5%
Ralph Lauren Corp., Class A
(a)
.......... 13,711 1,599,662
Security
Shares
Shares Value
Tobacco — 0.9%
British American Tobacco plc, ADR ....... 86,718 $ 3,045,536
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B .... 33,163 1,537,055
Total Long-Term Investments — 95.3%
(Cost: $302,871,762) ............................. 305,709,767
Short-Term Securities
Money Market Funds — 10.1%
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ................... 15,250,746 15,250,746
SL Liquidity Series, LLC, Money Market Series,
5.01%
(g)
....................... 17,103,850 17,105,561
Total Short-Term Securities — 10.1%
(Cost: $32,356,691) .............................. 32,356,307
Total Investments — 105.4%
(Cost: $335,228,453 ) ............................. 338,066,074
Liabilities in Excess of Other Assets — (5.4)% ............ (17,343,232)
Net Assets — 100.0% ..............................
$ 320,722,842
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 15,577,964 $ — $ (327,218)
(a)
$ — $ — $ 15,250,746 15,250,746 $ 157,056 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 25,605,216 — (8,501,489)
(a)
5,217 (3,383) 17,105,561 17,103,850 12,236
(b)
—
$ 5,217 $ (3,383) $ 32,356,307 $ 169,292 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Equity Dividend V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,809,961 $ 6,599,176 $ — $ 9,409,137
Automobile Components .................................. 1,701,360 — — 1,701,360
Automobiles .......................................... 5,929,249 — — 5,929,249
Banks ............................................... 32,495,038 — — 32,495,038
Beverages ........................................... 3,135,353 — — 3,135,353
Capital Markets ........................................ 5,013,817 — — 5,013,817
Chemicals ............................................ 3,167,983 — — 3,167,983
Communications Equipment ................................ 7,350,545 — — 7,350,545
Consumer Staples Distribution & Retail ........................ 8,309,562 — — 8,309,562
Containers & Packaging .................................. 4,109,266 — — 4,109,266
Diversified Telecommunication Services ........................ 6,282,864 — — 6,282,864
Electric Utilities ........................................ 5,064,047 — — 5,064,047
Entertainment ......................................... 2,543,478 — — 2,543,478
Financial Services ...................................... 10,751,079 — — 10,751,079
Food Products ......................................... 8,426,124 — — 8,426,124
Ground Transportation ................................... 1,678,106 — — 1,678,106
Health Care Equipment & Supplies ........................... 20,322,564 3,813,335 — 24,135,899
Health Care Providers & Services ............................ 24,928,653 — — 24,928,653
Household Durables ..................................... 1,715,103 5,119,284 — 6,834,387
Industrial Conglomerates .................................. — 1,376,871 — 1,376,871
Insurance ............................................ 18,459,836 2,654,370 — 21,114,206
Interactive Media & Services ............................... 2,788,988 — — 2,788,988
IT Services ........................................... 7,660,790 — — 7,660,790
Machinery ............................................ 1,053,204 3,378,702 — 4,431,906
Media ............................................... 9,259,791 — — 9,259,791
Multi-Utilities .......................................... 4,924,686 — — 4,924,686
Oil, Gas & Consumable Fuels ............................... 14,589,126 13,222,000 — 27,811,126
Personal Care Products .................................. 6,902,120 — — 6,902,120
Pharmaceuticals ....................................... 3,805,139 15,963,748 — 19,768,887
Professional Services .................................... 10,245,849 — — 10,245,849
Software ............................................. 6,524,806 — — 6,524,806
Specialty Retail ........................................ 1,400,598 — — 1,400,598
Technology Hardware, Storage & Peripherals .................... — 4,050,943 — 4,050,943

BlackRock Equity Dividend V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Textiles, Apparel & Luxury Goods ............................ $ 1,599,662 $ — $ — $ 1,599,662
Tobacco ............................................. 3,045,536 — — 3,045,536
Wireless Telecommunication Services ......................... 1,537,055 — — 1,537,055
Short-Term Securities
Money Market Funds ...................................... 15,250,746 — — 15,250,746
$ 264,782,084 $ 56,178,429 $ — $ 320,960,513
Investments Valued at NAV
(a)
..................................... 17,105,561
$ —
$ 338,066,074
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
Fair Value Hierarchy as of Period End (continued)